DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED
The following tables present a rollforward of DAC and VOBA asset, for the periods indicated:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
DAC
Balance, beginning of year	$254	$927	$1,181
Additions	781	521	1,302
Amortization	(449)	(75)	(524)
Net change	332	446	778
Balance, end of year	586	1,373	1,959
VOBA Asset
Balance, beginning of year	404	—	404
Acquisition from business combinations	176	—	176
Additions	37	—	37
Amortization	(108)	—	(108)
Net change	105	—	105
Balance, end of year	509	—	509
Total DAC and VOBA Asset	$1,095	$1,373	$2,468

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
DAC
Balance, beginning of year	$—	$710	$710
Additions	442	266	708
Amortization	(188)	(49)	(237)
Net change	254	217	471
Balance, end of year	254	927	1,181
VOBA Asset
Balance, beginning of year	—	—	—
Acquisition from business combinations	538	—	538
Amortization	(134)	—	(134)
Net change	404	—	404
Balance, end of year	404	—	404
Total DAC and VOBA Asset	$658	$927	$1,585

AS OF AND FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS	Reinsurance	Total
DAC
Balance, beginning of year	$—	$—
Additions	720	720
Amortization	(10)	(10)
Net change	710	710
Balance, end of year	$710	$710
As stated in Note 2, VOBA asset are included in “Deferred policy acquisition costs” in the statements of financial position. The amortization of VOBA asset is recorded in “Net change in deferred policy acquisition cost” in the statements of operations. There were no VOBA assets in 2021.
The following table provides the projected VOBA asset amortization expenses for a five-year period and thereafter:

Years	US$ MILLIONS
2024	$163
2025	39
2026	30
2027	24
2028	23
Thereafter	230
Total amortization expense	$509